ING Mutual Funds
ING Russia Fund
Class A
Supplement dated July 12, 2007
to the Prospectus dated February 28, 2007
     Effective July 1, 2007, Samuel Oubadia will no longer act as a portfolio manager to the Fund.
1. All references to Samuel Oubadia are hereby deleted from the Prospectus.
2. The existing managers, Bernard Mignon and Jan-Wim Derks, will remain as Portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Mutual Funds
ING Russia Fund
Supplement dated July 12, 2007
to the Class A, Class B, Class C, Class I,
Class O and Class Q shares
Statement of Additional Information (“SAI”)
February 28, 2007
     Effective July 1, 2007, Samuel Oubadia will no longer act as a portfolio manager to the Fund.
1. All references to Samuel Oubadia are hereby deleted from the Statement of Additional Information.
2. The existing managers, Bernard Mignon and Jan-Wim Derks, will remain as Portfolio managers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE